PGIM Jennison Diversified Growth Fund Expense Example - PGIM Jennison Diversified Growth Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 627
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,598
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	1,934
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	841
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 1,000